Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,496,000
Previously Paid Amount	0.00
Total Fee Amount	482.80
Total Offset Amount	0.00
Net Fee	482.80
Narrative - Max Aggregate Offering Price	$ 3,496,000
Final Prospectus	true